Income Taxes (Details) - Schedule of components of the income tax provision ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Schedule of components of the income tax provision [Abstract]
Current	¥ 1,072	$ 166	¥ 3,382	¥ 10,288
Deferred	(10,680)	(1,654)	(5,776)	(892)
Total income tax expense (benefit)	¥ (9,608)	$ (1,488)	¥ (2,394)	¥ 9,396